Debt - BNP Funding Facility (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 20, 2025	Dec. 31, 2025	Dec. 31, 2024
Line of Credit Facility [Line Items]
Principal Amount Outstanding		$ 11,194,548	$ 4,602,317
BNP Funding Facility | Line of Credit
Line of Credit Facility [Line Items]
Principal Amount Outstanding		$ 900,000	$ 250,000
Interest Rate		1.30%
BNP Funding Facility | Line of Credit | During Reinvestment Period
Line of Credit Facility [Line Items]
Interest Rate	1.40%	1.30%
BNP Funding Facility | Line of Credit | Following Reinvestment Period
Line of Credit Facility [Line Items]
Interest Rate	2.40%	2.30%
Line of Credit | BNP Funding Facility
Line of Credit Facility [Line Items]
Current borrowing capacity amount		$ 1,000,000